Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [Abstract]
Trade and other payables
14.	Trade and other payables

(a)	This caption is made up as follows:

	2022	2021
	S/(000)	S/(000)

Trade payables (b)	159,096	111,336
Interest payable (d)	26,611	29,871
Remuneration payable	19,735	20,835
Advances from customers	14,702	14,668
Accounts payable related to the acquisition of property, plant and equipment, note 10(e)	14,560	7,615
Taxes and contributions	11,347	8,638
Dividends payable, note 18(g)	9,764	9,550
Hedge finance cost payable	5,978	6,213
Board of Directors’ fees	5,191	5,615
Guarantee deposits	4,127	4,645
Account payable to the principal and affiliates, note 27	2,686	143
Other accounts payable	10,757	8,425
	284,554	227,554

(b)	Trade accounts payable result from the purchases of material, services and supplies for the Group’s operations, and mainly correspond to invoices payable to domestic suppliers. Trade payables are non-interest bearing and are normally settled on 60 to 120 days term.

(c)	Other payables are non-interest bearing and have an average term of 3 months.

(d)	Interest payable is normally settled semiannually throughout the financial year.